SHAREHOLDERS' EQUITY (Schedule of Accumulated Other Comprehensive Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Unrealized loss on marketable securities	$ (125,000)
Currency translation adjustment	(177,000)		25,000
Unrealized gain (loss) from cash flow hedge	238,000	[1]	(90,000)	[1]
Accumulated other comprehensive loss	(64,000)		(65,000)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	47,103,000		64,975,000		37,867,000
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gain (loss) from cash flow hedge	60,000		261,000
Revenues	$ 470,000

[1]	In the year ended December 31, 2013, amount of $261,000 in respect of unrealized loss from cash flow hedge was reclassified from accumulated other comprehensive loss into financial expenses.